Schedule of aging of the trade receivables, net of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade receivables, net		$ 1,649	$ 3,866
Trade receivable 0-90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net		1,410	3,306
Trade receivables greater than 90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net		$ 239	$ 560